Assets Pledged and Received as Collateral - Carrying Amounts of Assets Pledged as Collateral (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	¥ 29,234,136	¥ 24,831,530
Cash and deposits with banks [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	90,656	48,937
Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	2,020,520	2,111,979
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	303,608	1,208,409
Debt instruments at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	258,079	280,246
Debt instruments at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	13,405,374	9,140,006
Equity instruments at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	3,138	184,417
Loans and advances [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	10,793,479	10,118,591
Other assets [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amounts of assets pledged as collateral	¥ 2,359,282	¥ 1,738,945